Bank Properties and Equipment	12 Months Ended
Dec. 31, 2012
Bank Properties and Equipment [Abstract]
BANK PROPERTIES AND EQUIPMENT

8. BANK PROPERTIES AND EQUIPMENT

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2012	2011
Land	$8,998	$9,193
Buildings	30,617	31,689
Capital lease	8,630	8,630
Leasehold improvements and equipment	44,781	42,899

Total bank properties and equipment	93,026	92,411
Accumulated depreciation	(42,221)	(37,655)

Bank properties and equipment, net	$50,805	$54,756

The Company recognized depreciation expense of $5.7 million, $6.3 million and $5.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On occasion, the Company engages construction related services from companies affiliated with certain directors under separate agreements with the Company. The Company did not engage in any construction related services with related parties during 2012, 2011 or 2010.